Share-Based Awards	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Awards
22.	SHARE-BASED AWARDS

On October 16, 2008, the Board of Directors adopted the 2008 Share Incentive Plan (the “2008 Share Incentive Plan”). The 2008 Share Incentive Plan provides for the granting of options, share appreciation rights, or other share based awards to key employees, directors or consultants. The total number of the Company’s ordinary shares that may be issued under the 2008 Share Incentive Plan is up to 13,218,000 ordinary shares.

Share options

On September 30, 2011, the Company granted options to purchase 355,884 ordinary shares to its employees at an exercise price $2.17 per share, a contractual life of eight years and vest equally on the first, second, third, and fourth anniversary of the grant date. The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. However, the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date. The Company calculated the estimated grant date fair value of the share options granted on September 30, 2011, using a Black-Scholes Model.

On February 18, 2014, the Company granted options to purchase 3,479,604 ordinary shares to its employees at an exercise price of $2.04 per share that have a contractual life of eight years and vest over four equal installments on the first, second, third, and fourth anniversary of the grant date. The company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. The Company calculated the estimated grant date fair value of the share options granted on February 18, 2014, using a Binomial Tree Model, with key assumptions as follows.

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Expected volatility range	39.03%

The risk-free rate was based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option. The dividend yield was estimated based on the average of historical dividend yields of the Company. The volatility assumption was estimated based on the historical price volatility of ordinary shares of comparable companies in the health care industry. Forfeiture rate is estimated based on the historical and future expectation of employee turnover rate and will be adjusted to reflect future change in circumstances and facts, if any.

The following table summarizes employee share options activities for the year ended December 31 2014:

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant- date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2014	4,643,734	US$	3.55	US$	1.25	4.05	—
Forfeited	—		—		—	—	—
Granted	3,479,604	US$	2.04	US$	0.65	7.13	—
Outstanding, December 31, 2014	8,123,338	US$	2.90	US$	0.99	5.37	—

Exercisable at December 31, 2014	5,218,911	US$	2.90	US$	0.99	5.37	—

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company’s shares that would have been received by the option holders if all in-the-money options had been exercised on the issuance date.

There were no options exercised for the years ended December 31, 2012, 2013 and 2014.

As of December 31, 2014, there was RMB11,178 (US$1,802) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 3.13 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

Restricted shares

On February 18, 2014, July 1, 2014 and August 1, 2014, the Company granted restricted shares of the Company (“Restricted Shares”) of 1,370,250, 21,132 and 69,564, respectively. The Restricted Shares have a service condition where the grantees can remove restriction on 25% of total number of restricted shares on annual basis over a four year period ending the fourth anniversary of the grant date.

The following table summarizes the Restricted Shares granted for the year ended December 31, 2014. The fair value of Restricted Shares is simply the spot price of the Company’s ordinary shares in the absence of dividends.

Grant Date	Number of Awards	Fair Value per Share at the Grant date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44

The company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted shares activity for the year ended December 31, 2014 was as follows:

	Numbers of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2014	—	—
Granted	1,460,946	1.96
Vested	—	—
Forfeited	—	—

Outstanding, December 31, 2014	1,460,946	1.96

Expected to vest, December 31, 2014	1,460,946	1.96

There was RMB13,536 (US$2,182) unrecognized share-based compensation cost related to restricted shares that is expected to be recognized over a weighted-average vesting period of 3.05 years.

The share-based compensation expense of the share-based awards granted to employees for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the Years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
General and administrative expenses	6,776	6,541	6,605	1,065
Selling expenses	2,308	2,263	744	120

	9,084	8,804	7,349	1,185